Basis of Presentation and Going Concern	3 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Going Concern
1.
BASIS OF PRESENTATION AND GOING CONCERN

Global Crossing Airlines Group Inc. (the “Company” or “GlobalX”) principal business activity is providing passenger and cargo aircraft to customers through aircraft operating service agreements including, crew, maintenance, insurance (“ACMI”) and charter services “Charter” serving the United States, Caribbean, Latin American and European markets.

The condensed consolidated financial statements include the accounts of the Company, and its subsidiaries, Global Crossing Airlines, Inc. and Global Crossing Airlines Operations, LLC (collectively “GlobalX USA”), Global Crossing Airlines Holdings, Inc, GlobalX Travel Technologies, Inc. (“Technologies”), GlobalX Air Tours, LLC (“GlobalX Tours”), LatinX Air S.A.S., UrbanX Air Mobility, Inc. ("UrbanX") and Charter Air Solutions, LLC ("Top Flight"). All intercompany transactions and balances have been eliminated on consolidation.

The accompanying unaudited condensed consolidated financial statements and related notes (the “Financial Statements”) have been prepared in accordance with the U.S. Securities and Exchange Commission (the “SEC”) requirements for quarterly reports on Form 10-Q, and consequently exclude certain disclosures normally included in audited consolidated financial statements prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of March 31, 2025, and its results of operations for the three months March 31, 2025, and cash flows for the three months ended March 31, 2025. The condensed consolidated balance sheet at December 31, 2024, was derived from audited annual consolidated financial statements but does not contain all of the footnote disclosures from the audited annual consolidated financial statements. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, which includes additional disclosures and a summary of our significant accounting policies.

Our quarterly results are subject to seasonal and other fluctuations and the operating results for any quarter are therefore not necessarily indicative of results that may be otherwise expected for the entire year.

The condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As of March 31, 2025, the Company had a working capital deficit of $44.9 million and a retained deficit of $70.4 million. Without ongoing income generation or additional financing, the Company will be unable to fund general and administrative expenses and working capital requirements for the next 12 months from the date of the filing of this 10-Q. These material uncertainties raise substantial doubt as to the Company’s ability to continue as a going concern. The Company is evaluating financing its future requirements through a combination of debt, equity and/or other facilities. There is no assurance that the Company will be able to obtain such financing or obtain them on favorable terms. The condensed consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses or the statements of financial position classifications that would be necessary were the going concern assumption deemed to be inappropriate. These adjustments could be material.

Reclassification

We reclassified $87 from Retained Deficit to Noncontrolling Interest related to a prior year change on our condensed consolidated balance sheet as of March 31, 2025, to conform with current year presentation. In addition, a reclassification adjustment of $2 was done from Retained Deficit to Common Stock for the year ended December 31, 2024. We consider these adjustments to be immaterial to the condensed consolidated financial statements.